BUSINESS COMBINATION	12 Months Ended
Dec. 31, 2019
BUSINESS COMBINATION
BUSINESS COMBINATION

4. BUSINESS COMBINATION

During the periods presented, the Company completed several transactions to acquire controlling shares to enrich its products and to expand its business. The Company makes estimates and judgments in determining the fair value of the acquired assets and liabilities, based in part on independent appraisal reports as well as its experience with purchasing similar assets and liabilities in similar industries. The amount excess of the purchase price over the fair value of the identifiable assets and liabilities acquired is recorded as goodwill. The major acquisitions during the periods presented are as follows:

Acquisition of Beijing Youxin Chefang Automotive Technical Service Co., Ltd. (“Chefang”)

Chefang is a company that engages in services related to car maintenance. In order to enhance the service quality to consumers, on October 8, 2015, the Company acquired 26% ordinary equity interests in Chefang with the consideration of RMB10 million. On September 28, 2016, the Company paid RMB10 million with which the acquired ordinary equity interests in Chefang increased to 40.96%. On May 31, 2017, the Company acquired further 10.04% ordinary equity interest in Chefang with the consideration of RMB3 million in cash and obtained the power to control Chefang with the accumulated acquired ordinary equity interests stepped up to 51%. These investments were accounted for under equity method due to significant influence the Group has over Chefang until the control was obtained and the investments were in the form of ordinary shares. The goodwill recognized for the acquisition was RMB7.8 million. The Group also recognized a gain of RMB3.9 million upon the acquisition of the remeasurement of previously held equity interests. In the fourth quarter of 2018, the Company acquired further 49% ordinary equity interest in Chefang with the consideration of RMB 2.0 million in cash and controlled Chefang with the accumulated acquired ordinary equity interests stepped up to 100%.  RMB3.7 million goodwill impairment was recorded for the year ended December 31, 2018.

Acquisition of Baogu Vehicle Technology Service (Beijing) Co., Ltd. ("Baogu")

In order to enhance the service quality to consumers, in June 2015, the Company acquired 30% ordinary shares of Baogu, a vehicle warranty service provider, and accounted for the investment using equity method. The purchase consideration was RMB12.2 million. In August 2017, the Company acquired the remaining 70% ordinary shares of Baogu with consideration of RMB4 million in cash and obtained the power to control Baogu. The investment in the first 30% of ordinary shares of Baogu was accounted for under equity method due to significant influence the Group had over Baogu until the Group obtained control of Baogu. The goodwill recognized from the acquisition was RMB4.2 million. The Group also recognized a gain of RMB1.3 million upon the acquisition of the remeasurement of previously held equity interests.

The results of the acquired entities' operations have been included in continuing operation in the Company's consolidated financial statements since their respective dates of acquisition.

Acquisition of Zhejiang Dongwang Internet Technology Co., Ltd. ("Dongwang") and Fairlubo Auction Company Limited ("Fairlubo")

In addition to the above mentioned business transactions, the Company acquired Fairlubo in 2015 and Dongwang in 2018, both of which engage in salvage car related business. Dongwang and Fairlubo along with goodwill of RMB100.9 million resulted from their acquisition will be divested in 2020 (Note 1) and reclassified as held for sale assets as of December 31, 2019 in the Company's consolidated financial statements.